UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Pacific Opportunities Fund
Investment Portfolio as of July 31, 2004 (unaudited)

                                                                                           Shares                      Value ($)
                                                                                           ------                      ---------

Common Stocks 97.0%
China 3.7%
Guangdong Kelon Electrical Holdings Co., Ltd. "H"*                                        1,396,000                     586,152
Jiangsu Expressway Co., Ltd. "H"                                                          1,788,000                     727,822
PetroChina Co., Ltd. "H"                                                                  4,434,000                   2,202,831
                                                                                                                    -----------
(Cost $3,657,391)                                                                                                     3,516,805

Hong Kong 23.6%
Cheung Kong (Holdings) Ltd.                                                                 196,000                   1,444,899
China Mobile (Hong Kong) Ltd.*                                                              901,000                   2,616,416
CLP Holdings Ltd.                                                                           727,000                   4,063,822
CNOOC Ltd.                                                                                2,239,000                   1,076,463
Denway Motors Ltd.*                                                                       1,192,000                     447,009
First Pacific Co., Ltd.*                                                                  2,735,000                     710,062
Giordano International Ltd.                                                               1,460,000                     884,440
Hang Seng Bank Ltd.                                                                         235,700                   3,014,298
Henderson Land Development Co., Ltd.                                                        243,000                   1,068,597
Hongkong Land Holdings Ltd.                                                                 463,000                     842,660
Hutchison Whampoa Ltd.                                                                      285,200                   1,919,652
Lifestyle International Holdings Ltd.*                                                      859,500                   1,173,571
PCCW Ltd.*                                                                                1,308,000                     897,171
Sun Hung Kai Properties Ltd. (REIT)                                                         181,000                   1,531,568
Swire Pacific Ltd. "A"                                                                      132,000                     880,017
                                                                                                                    -----------
(Cost $24,895,140)                                                                                                   22,570,645

India 5.3%
Gujarat Ambuja Cements Ltd.                                                                 124,870                     749,517
Mahindra & Mahindra Ltd.                                                                     67,734                     660,238
Ranbaxy Laboratories Ltd.                                                                    55,115                   1,119,427
Reliance Industries Ltd.                                                                     67,011                     706,985
State Bank of India                                                                          77,544                     739,546
Tata Motors Ltd.*                                                                           112,530                   1,027,680
                                                                                                                    -----------
(Cost $4,750,947)                                                                                                     5,003,393

Indonesia 2.6%
PT Hanjaya Mandala Sampoerna Tbk                                                          1,440,500                     858,472
PT Telekomunikasi Indonesia "B"                                                           1,937,100                   1,641,610
                                                                                                                    -----------
(Cost $1,728,967)                                                                                                     2,500,082

Korea 23.7%
Hyundai Motor Co.                                                                            37,900                   1,405,263
Kookmin Bank*                                                                                37,965                   1,042,781
Korea Exchange Bank*                                                                        276,040                   1,471,584
Korea Gas Corp.                                                                              57,010                   1,514,747
KT&G Corp.                                                                                   59,560                   1,429,847
LG. Philips LCD Co., Ltd. (ADR)*                                                             31,800                     448,380
POSCO                                                                                        12,350                   1,682,892
Samsung Electro-Mechanics Co., Ltd.*                                                         42,220                   1,015,372
Samsung Electronics Co., Ltd.                                                                22,705                   8,088,838
Samsung Fire & Marine Insurance Co., Ltd.                                                    17,510                     978,346
Shinsegae Co., Ltd.                                                                           5,700                   1,326,997
SK Corp.                                                                                     29,710                   1,200,583
Ssangyong Motor Co.*                                                                        170,280                     979,055
                                                                                                                    -----------
(Cost $20,102,201)                                                                                                   22,584,685

Malaysia 7.4%
Commerce Asset-Holding Bhd.                                                               1,044,000                   1,285,768
IOI Corp. Bhd.                                                                              280,000                     585,789
MK Land Holdings Bhd.                                                                     1,167,500                     777,309
Sime Darby Bhd.                                                                             979,000                   1,442,737
Telekom Malaysia Bhd.                                                                       674,200                   1,827,437
UMW Holdings Bhd.                                                                           824,000                   1,181,790
                                                                                                                    -----------
(Cost $7,281,621)                                                                                                     7,100,830

Philippines 1.0%
Bank of the Philippine Islands                                                            1,314,000                     985,500
(Cost $999,839)

Singapore 11.5%
City Developments Ltd.                                                                      282,000                   1,000,378
ComfortDelGro Corp., Ltd.                                                                 1,389,000                   1,009,712
DBS Group Holdings Ltd.                                                                     267,000                   2,406,734
Keppel Corp.                                                                                331,000                   1,405,193
Singapore Airlines Ltd.                                                                      93,000                     600,332
Singapore Post Ltd.                                                                       1,538,000                     724,480
Singapore TeleCommunications Ltd.                                                         1,489,000                   1,982,967
United OverSeas Bank Ltd.                                                                   230,000                   1,832,456
                                                                                                                    -----------
(Cost $9,702,842)                                                                                                    10,962,252

Taiwan 15.2%
Acer, Inc.                                                                                  817,805                   1,049,023
Asustek Computer, Inc.                                                                      453,000                     999,559
AU Optronics Corp.                                                                          378,000                     440,388
Cathay Financial Holding Co, Ltd.                                                           890,000                   1,466,314
China Steel Corp.                                                                         1,753,290                   1,511,368
Chungwha Telecom Co., Ltd.                                                                  844,000                   1,328,450
Far East Textile Ltd.                                                                     2,179,000                   1,160,338
Mega Financial Holding Co., Ltd.                                                          2,725,280                   1,699,792
Nanya Technology Corp.*                                                                   1,105,000                     802,986
Taiwan Semiconductor Manufacturing Co., Ltd.*                                             2,732,641                   3,448,964
Waffer Technology Co., Ltd.                                                                 356,000                     628,420
                                                                                                                    -----------
(Cost $15,472,113)                                                                                                   14,535,602

Thailand 3.0%
Bangkok Bank Public Co., Ltd. (Foreign Registered)*                                         396,400                     911,816
PTT Public Co., Ltd. (Foreign registered)                                                   296,300                   1,097,673
The Siam Cement Public Co., Ltd. (Foreign registered)                                       140,500                     830,073
                                                                                                                    -----------
(Cost $2,429,934)                                                                                                     2,839,562


Total Common Stocks (Cost $91,020,995)                                                                               92,599,356


Cash Equivalents 3.0%
Scudder Cash Management QP Trust 1.38% (a)
(Cost $2,881,237)                                                                         2,881,237                   2,881,237



Total Investment Portfolio  (Cost $93,902,232)                                                                       95,480,593
                                                                                                                 ==============


Sector Diversification

                                                                           Percent
                                                                           -------
Financials                                                                    31.8%
Information Technology                                                        18.4%
Telecommunication Services                                                    11.1%
Consumer Discretionary                                                         9.2%
Industrials                                                                    8.1%
Utilities                                                                      6.0%
Energy                                                                         6.0%
Materials                                                                      5.8%
Consumer Staples                                                               2.4%
Health Care                                                                    1.2%
Total                                                                        100.0%



*        Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Pacific Opportunities Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Pacific Opportunities Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004